RELATED PARTIES:	6 Months Ended
Jun. 30, 2022
RELATED PARTIES:
RELATED PARTIES:

NOTE 11 – RELATED PARTIES:

Related party balances and transactions

The Company’s chairman of the audit committee and member of the board, Mr. David Kostman, is the Co-Chief Executive Officer of Outbrain Inc. (“Outbrain”). Accordingly, Outbrain is considered a related party. During the six months ended June 30, 2022, revenue recorded by the Company from its operational activity with Outbrain amounted to $1,535 thousand. As of June 30, 2022, the Company had trade receivables balances due from Outbrain in amounts of $1,023 thousand. In 2021, there were no material related party balances and transactions with Outbrain.

Type A

On December 31, 2020, we entered into an agreement with TypeA to provide certain administrative services over a four-month period ended on April 30, 2021. On the same date, we also entered into a sub-lease agreement with TypeA for a term of twelve months ended on December 31, 2021. TypeA extended the sub-lease agreement by an additional one month and a half. For the six months ended June 30, 2022 and 2021, we recorded an amount  of $212 thousand and $1,308 thousand, respectively, as a deduction in the general and administrative expense.

Options Granted to Executive Officers and Directors

On February 16, 2022, we granted 153,846 options and 307,692 RSUs to one executive officer, which will become exercisable over a four-year period. The options have an exercise price of $6.5.

On January 17, 2021, we granted 24,908,370 options and 77,900 RSUs to our executive officers and directors, which will become exercisable over a three-year or a four-year period. The options have an exercise price of $3.14.

On June 28, 2021, we granted 50,000 RSUs to our executive officers and directors, which will become exercisable over a three-year period.